ENTITY WIDE DISCLOSURES (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by geographic areas:
Revenues	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Russia
Revenues by geographic areas:
Revenues	452		360	12	203
Germany
Revenues by geographic areas:
Revenues	285		298	507	191
India
Revenues by geographic areas:
Revenues	120		1,083
Israel
Revenues by geographic areas:
Revenues	60		730	119
Italy
Revenues by geographic areas:
Revenues	179		313	390	668
Cyprus
Revenues by geographic areas:
Revenues	10		60	7	337
Pakistan
Revenues by geographic areas:
Revenues			5	193	477
Poland
Revenues by geographic areas:
Revenues	140		268	1,446
Other [Member]
Revenues by geographic areas:
Revenues	$ 825		$ 2,887	$ 2,275	$ 1,535